Commitments and Contingencies - Summary of Right of Use Lease Assets (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Other Information [Abstract]
Operating cash flows from operating leases	$ 765	$ 3,160
Weighted-average remaining lease term-operating leases	5 years 9 months 18 days	5 years 10 months 24 days
Weighted-average discount rate-operating leases	9.45%	11.12%